HMBS Related Obligations, at Fair Value	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
HMBS Related Obligations, at Fair Value
17. HMBS Related Obligations, at Fair Value
HMBS related obligations, at fair value, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Ginnie Mae loan pools - UPB	$10,719,000	$9,849,835
Fair value adjustments	277,755	572,523
Total HMBS related obligations, at fair value	$10,996,755	$10,422,358

Weighted average remaining life (in years)	4.0	4.6
Weighted average interest rate	5.0%	2.5%

HMBS related obligations represent the issuance of pools of HMBS, which are guaranteed by GNMA, to third party security holders. The Company accounts for the transfers of these advances in the related HECM loans as secured borrowings, retaining the initial HECM loans in the Consolidated Statements of Financial Condition as loans held for investment, subject to HMBS related obligations, at fair value, and recording the pooled HMBS as HMBS related obligations, at fair value. Monthly cash flows generated from the HECM loans are used to service the outstanding HMBS.
The Company was servicing 2,004 and 1,849 Ginnie Mae loan pools at December 31, 2022 and December 31, 2021, respectively.